Long-term debt (Details)	12 Months Ended						12 Months Ended				12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD		Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD		Dec. 31, 2011 Equipment lease assets [Member] CAD	Dec. 31, 2010 Equipment lease assets [Member] CAD	Dec. 31, 2011 Letter of Credit [Member] CAD	Dec. 31, 2010 Letter of Credit [Member] CAD	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] CAD	Dec. 31, 2011 Total US denominated Debentures and Notes [Member] USD ($)	Dec. 31, 2011 Total US denominated Debentures and Notes [Member] CAD	Dec. 31, 2010 Total US denominated Debentures and Notes [Member] CAD	Dec. 31, 2011 Total debentures and notes [Member] CAD	Dec. 31, 2010 Total debentures and notes [Member] CAD	Dec. 31, 2011 Commercial Paper [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] CAD		Dec. 31, 2010 Commercial Paper [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2011 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2013 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2014 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes 5Yr [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes 5Yr [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes 5Yr [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2016 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2017 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2018 Notes 20 Yr[Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2019 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2021 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2021 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2021 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2028 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2034 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2036 Notes [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2023 Debentures [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2031 Debentures [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] CAD		Dec. 31, 2010 Canadian National series[Member] Debentures and notes [Member] Canadian National 2037 Debentures [Member] CAD		Dec. 31, 2011 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] USD ($)	Dec. 31, 2011 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] CAD		Dec. 31, 2010 Canadian National series[Member] Puttable Reset Securities PURSsm [Member] Canadian National 2036 Puttable Reset Securities[Member] CAD		Dec. 31, 2011 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] USD ($)	Dec. 31, 2011 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2010 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] CAD	Dec. 31, 2011 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] USD ($)	Dec. 31, 2011 Illinois Central series [Member] Debentures and notes [Member] Illinois Central 2096 Debentures [Member] CAD		Dec. 31, 2011 BC Rail series [Member] Subordinated Notes [Member] BC Rail 2094 Subordinated Notes [Member] CAD	Dec. 31, 2010 BC Rail series [Member] Subordinated Notes [Member] BC Rail 2094 Subordinated Notes [Member] CAD		Dec. 31, 2011 Other [Member] Capital lease obligations and other [Member] CAD		Dec. 31, 2010 Other [Member] Capital lease obligations and other [Member] CAD
Debt Instrument [Line Items]
Interest rate																							6.38%	6.38%				4.40%	4.40%				4.95%	4.95%				1.45%	1.45%				5.80%	5.80%				5.85%	5.85%				5.55%	5.55%				6.80%	6.80%				5.55%	5.55%				2.85%	2.85%				6.90%	6.90%				6.25%	6.25%				6.20%	6.20%				7.63%	7.63%				7.38%	7.38%				6.38%	6.38%				6.71%	6.71%				5.00%	5.00%					7.70%	7.70%
Non-Interest Bearing																																																																																																																					Non-interest bearing
Term of Issuance																							10	10				10	10				6	6				5	5				10	10				10	10				10	10				20	20				10	10				10	10				30	30				30	30				30	30				30	30				30	30				30	30									99	99					100	100		90
Maturity Date of Long-term debt																							Oct. 15, 2011	Oct. 15, 2011				Mar. 15, 2013	Mar. 15, 2013				Jan. 15, 2014	Jan. 15, 2014				Dec. 15, 2016	Dec. 15, 2016				Jun. 01, 2016	Jun. 01, 2016				Nov. 15, 2017	Nov. 15, 2017				May 15, 2018	May 15, 2018				Jul. 15, 2018	Jul. 15, 2018				Mar. 01, 2019	Mar. 01, 2019				Dec. 15, 2021	Dec. 15, 2021				Jul. 15, 2028	Jul. 15, 2028				Aug. 01, 2034	Aug. 01, 2034				Jun. 01, 2036	Jun. 01, 2036				May 15, 2023	May 15, 2023				Oct. 15, 2031	Oct. 15, 2031				Nov. 15, 2037	Nov. 15, 2037				Jul. 15, 2036	Jul. 15, 2036				Dec. 01, 2056	Dec. 01, 2056				Sep. 15, 2096				Jul. 14, 2094
Outstanding US dollar denominated amount													$ 5,457,000,000										$ 0					$ 400,000,000					$ 325,000,000					$ 300,000,000					$ 250,000,000					$ 250,000,000					$ 325,000,000					$ 200,000,000					$ 550,000,000					$ 400,000,000					$ 475,000,000					$ 500,000,000					$ 450,000,000					$ 150,000,000					$ 200,000,000					$ 300,000,000					$ 250,000,000					$ 7,000,000						$ 125,000,000
Debt instrument principal outstanding balance														5,550,000,000	5,129,000,000	6,392,000,000	5,971,000,000		82,000,000	[1],[2]	0	[1],[2]		0	[3],[4]	398,000,000	[3],[4]		407,000,000	[3],[4]	398,000,000	[3],[4]		331,000,000	[3],[4]	323,000,000	[3],[4]		305,000,000	[3],[4]	0	[3],[4]		254,000,000	[3],[4]	249,000,000	[3],[4]		254,000,000	[3],[4]	249,000,000	[3],[4]		331,000,000	[3],[4]	323,000,000	[3],[4]		203,000,000	[3],[4]	199,000,000	[3],[4]		559,000,000	[3],[4]	547,000,000	[3],[4]		407,000,000	[3],[4]	0	[3],[4]		483,000,000	[3],[4]	472,000,000	[3],[4]		509,000,000	[3],[4]	497,000,000	[3],[4]		458,000,000	[3],[4]	448,000,000	[3],[4]		153,000,000	[3]	149,000,000	[3]		203,000,000	[3],[4]	199,000,000	[3],[4]		305,000,000	[3],[4]	298,000,000	[3],[4]		254,000,000	[3],[4]	249,000,000	[3],[4]		7,000,000	[3]	7,000,000	[3]	124,000,000 [3]		127,000,000	[3]	842,000,000 [5]	842,000,000	[5]	957,000,000	[6]	952,000,000	[6]
Debt instrument principal outstanding before unamortized discount		7,431,000,000			6,923,000,000
Net unamortized discount		855,000,000			852,000,000
Total debt		6,576,000,000	[7]		6,071,000,000	[7]
Current portion of long-term debt		135,000,000			540,000,000
Total long-term debt		6,441,000,000			5,531,000,000
Discounted Debt [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note																																																																																																																					8,000,000
Imputed interest rate on non-interest bearing 90 year subordinated note																																																																																																																					5.75%
Discount included in the net unamortized discount for the non-interest bearing 90 year subordinated note																																																																																																																					834,000,000
Commercial Paper [Abstract]
Maximum aggregate principal amount of commercial paper that the Company is able to issue																			800,000,000
Commercial paper program																		The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent.	The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent.
Commercial paper outstanding																		81,000,000	82,000,000
Commercial Paper Weighted average interest rate																		0.20%	0.20%
Interest rate for capital lease obligations, minimum	0.70%	0.70%																																																																																																																						0.70%
Interest rate for capital lease obligations, maximum	11.80%	11.80%																																																																																																																						11.80%
Capital lease obligations maturity start date																																																																																																																								2012
Capital lease obligations maturity end date																																																																																																																								2037
Interest imputed on capital leases		299,000,000																																																																																																																						299,000,000		342,000,000
Net carrying amount of properties which secures the capital lease obligations																																																																																																																								993,000,000		1,036,000,000
Aggregate amount of US denominated debt payable in US dollars	6,295,000,000	6,402,000,000		5,914,000,000	5,882,000,000
Aggregate amount of US denominated debt relating to capital leases and other debt payable in US dollars	757,000,000			757,000,000
Line of Credit Facility [Line Items]
Revolving credit facility, initiation date											May 2011	May 2011
Revolving credit facility, borrowing capacity		800,000,000										800,000,000
Revolving credit facility, additional borrowing capacity												500,000,000
Revolving credit facility, expiration date											4	4
Revolving credit facility, interest rate description											provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins	provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins
Revolving credit facility, covenant terms											The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization	The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization
Revolving credit facility compliance description											the Company is in compliance	the Company is in compliance
Revolving credit facility, previous borrowing capacity											1,000,000,000
Revolving credit facility, previous expiration date											October 2011	October 2011
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Letters Of Credit Drawn									499,000,000	436,000,000
Bilateral letter of credit facilities, description									the Company entered into a series of three-year bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business
Bilateral letter of credit facilities, maximum borrowing capacity									520,000,000
Bilateral letter of credit facilities, collateral									Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of three months, equal to at least the face value of the letters of credit issued.
Minimum term for which collateral in the form of cash and cash equivalents is pledged for.									3
Restricted cash and cash equivalents		499,000,000			0
Bilateral letter of credit facilities, initiation date									April 2011
Bilateral letter of credit facilities, expiration date									3
Capital Leases [Abstract]
Capital lease assets acquired in period							87,000,000	132,000,000

[1]	G. In May 2011, the Company entered into a $800 million four-year revolving credit facility agreement with a consortium of lenders. The agreement allows for an increase in amount, up to a maximum of $500 million, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company’s commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. This facility replaces the US$1 billion credit facility that was scheduled to expire in October 2011. As at December 31, 2011 and December 31, 2010, the Company had no outstanding borrowings under its revolving credit facility.
[2]	H. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2011, the Company had borrowings of $82 million (US$81 million) of commercial paper (nil as at December 31, 2010) which were presented in Current portion of long-term debt on the Balance Sheet. The weighted-average interest rate on these borrowings was 0.20%.
[3]	A. The Company’s debentures, notes and revolving credit facility are unsecured.
[4]	B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
[5]	C. The Company records these notes as a discounted debt of $8 million, using an imputed interest rate of 5.75%. The discount of $834 million is included in the net unamortized discount.
[6]	D. During 2011, the Company recorded $87 million in assets it acquired through equipment leases ($132 million in 2010), for which an equivalent amount was recorded in debt. Interest rates for capital lease obligations range from approximately 0.7% to 11.8% with maturity dates in the years 2012 through 2037. The imputed interest on these leases amounted to $299 million as at December 31, 2011 and $342 million as at December 31, 2010. The capital lease obligations are secured by properties with a net carrying amount of $993 million as at December 31, 2011 and $1,036 million as at December 31, 2010.
[7]	See Note 18 - Financial Instruments, for the fair value of debt.